Interest and Finance Costs	12 Months Ended
Dec. 31, 2015
Interest and Finance Costs [Abstract]:
Interest and Finance Costs

 The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2013	2014	2015
Interest expense	33,018	46,345	45,070
Interest capitalized	(11,098)	(1,795)	—
Swap effect	48,453	46,103	44,445
Amortization and write-off of financing costs	1,569	4,107	1,896
Commitment fees	2,283	506	600
Bank charges and other	308	296	265
	74,533	95,562	92,276

The Swap effect includes non-hedging instruments’ interest amounting to $5,531, $10,313 and $12,645 for the years ended December 31, 2013, 2014 and 2015, respectively.